CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥)	Total	Share capital	Shares held for share incentive scheme	Other reserves	Accumulated losses	Non-controlling interest	Total
Beginning balance, equity at Dec. 31, 2021	¥ 3,793,982,000	¥ 78,000	¥ (80,102,000)	¥ 10,512,631,000	¥ (6,638,625,000)	¥ 41,100,000	¥ 3,835,082,000
Loss for the year	(872,274,000)				(872,274,000)	(55,752,000)	(928,026,000)
Other comprehensive income/(loss), net of tax
Foreign currency translation differences	426,145,000			426,145,000			426,145,000
Fair value changes on financial assets measured at fair value through other comprehensive income	5,324,000			5,324,000			5,324,000
Total comprehensive loss for the year	(440,805,000)			431,469,000	(872,274,000)	(55,752,000)	(496,557,000)
Transactions with equity holders:
Value of employee services and business cooperation arrangements	13,361,000			13,361,000			13,361,000
Vesting of shares under Restricted Share Unit Scheme			4,720,000	(4,720,000)			(4,720,000)
Exercise of shares under Share Option Scheme	1,161,000		830,000	331,000			1,161,000
Repurchase of shares	(74,992,000)		(74,992,000)				(74,992,000)
Total transactions with equity holders at their capacity as equity holders for the year	(60,470,000)		(69,442,000)	8,972,000			(60,470,000)
Ending balance, equity at Dec. 31, 2022	3,292,707,000	78,000	(149,544,000)	10,953,072,000	(7,510,899,000)	(14,652,000)	3,278,055,000
Loss for the year	(362,715,000)				(362,715,000)	(8,761,000)	(371,476,000)
Other comprehensive income/(loss), net of tax
Foreign currency translation differences	26,216,000			26,216,000			26,216,000
Fair value changes on financial assets measured at fair value through other comprehensive income	500,000			500,000			500,000
Total comprehensive loss for the year	(335,999,000)			26,716,000	(362,715,000)	(8,761,000)	(344,760,000)
Transactions with equity holders:
Value of employee services and business cooperation arrangements	14,497,000			14,497,000			14,497,000
Transactions with non-controlling interests	(4,434,000)			(4,434,000)		4,434,000	(4,434,000)
Total transactions with equity holders at their capacity as equity holders for the year	10,063,000			10,063,000		4,434,000	14,497,000
Ending balance, equity at Dec. 31, 2023	2,966,771,000	78,000	(149,544,000)	10,989,851,000	(7,873,614,000)	(18,979,000)	2,947,792,000
Loss for the year	(459,677,000)				(459,677,000)	(35,530,000)	(495,207,000)
Other comprehensive income/(loss), net of tax
Foreign currency translation differences	29,111,000			29,111,000			29,111,000
Fair value changes on financial assets measured at fair value through other comprehensive income	2,852,000			2,852,000			2,852,000
Disposal of subsidiaries	18,237,000			18,237,000			18,237,000
Total comprehensive loss for the year	(409,477,000)			50,200,000	(459,677,000)	(35,530,000)	(445,007,000)
Transactions with equity holders:
Value of employee services and business cooperation arrangements	1,158,000			1,158,000			1,158,000
Total transactions with equity holders at their capacity as equity holders for the year	1,158,000			1,158,000			1,158,000
Ending balance, equity at Dec. 31, 2024	¥ 2,558,452,000	¥ 78,000	¥ (149,544,000)	¥ 11,041,209,000	¥ (8,333,291,000)	¥ (54,509,000)	¥ 2,503,943,000